Fair Value Measurements of Assets and Liabilities	12 Months Ended
Dec. 31, 2021
Fair Value Disclosures [Abstract]
Fair Value Measurements of Assets and Liabilities
10.	Fair Value Measurements of Assets and Liabilities
The following financial assets and liabilities are recorded at fair value on a recurring basis (in millions):

	As of December 31, 2021
		Fair Value Measurements at Reporting Date Using:
Description	Recorded Balance	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets
Derivatives designated as hedges, current and long-term
Foreign currency forward contracts	$52.4	$—	$52.4	$—
Cross-currency interest rate swaps	23.0	—	23.0	—
Derivatives not designated as hedges, current and long-term
Foreign currency forward contracts	1.1	—	1.1	—

Total Assets	$76.5	$—	$76.5	$—

Liabilities
Derivatives designated as hedges, current and long-term
Foreign currency forward contracts	$0.3	$—	$0.3	$—
Cross-currency interest rate swaps	3.4	—	3.4	—
Interest rate swaps	10.5	—	10.5	—
Derivatives not designated as hedges, current and long-term
Foreign currency forward contracts	1.5	—	1.5	—
Contingent payments related to acquisitions	35.6	—	—	35.6

Total Liabilities	$51.3	$—	$15.7	$35.6

39

	As of December 31, 2020
		Fair Value Measurements at Reporting Date Using:
Description	Recorded Balance	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets
Derivatives designated as hedges, current and long-term
Foreign currency forward contracts	$0.5	$—	$0.5	$—
Derivatives not designated as hedges, current and long-term
Foreign currency forward contracts	0.9	$—	0.9	$—

Total Assets	$1.4	$—	$1.4	$—

Liabilities
Derivatives designated as hedges, current and long-term
Foreign currency forward contracts	$48.5	$—	$48.5	$—
Cross-currency interest rate swaps	83.3	—	83.3	—
Derivatives not designated as hedges, current and long-term
Foreign currency forward contracts	3.2	—	3.2	—
Contingent payments related to acquisitions	38.2	—	—	38.2

Total Liabilities	$173.2	$—	$135.0	$38.2

We value our foreign currency forward contracts using a market approach based on foreign currency exchange rates obtained from active markets, and we perform ongoing assessments of counterparty credit risk.
We value our interest rate swaps using a market approach based on publicly available market yield curves, foreign currency exchange rates and the terms of our swaps, and we perform ongoing assessments of counterparty credit risk.
Contingent payments related to acquisitions consist of sales-based payments, and are valued using discounted cash flow techniques. The fair value of sales-based payments is based upon probability-weighted future revenue estimates, and increases as revenue estimates increase. See Note 11 for additional information regarding contingent payments related to acquisitions.
The following table provides a reconciliation of the beginning and ending balances of items related to continuing operations measured at fair value on a recurring basis in the tables above that used significant unobservable inputs (Level 3) (in millions):

Level 3 - Liabilities
Contingent payments related to acquisitions
Beginning balance December 31, 2020	$38.2
Change in estimates	7.0
Settlements	(9.5)
Foreign currency impact	(0.1)

Ending balance December 31, 2021	$35.6

Changes in estimates for contingent payments related to acquisitions included in continuing operations are recognized in Acquisition, integration, divestiture and related expenses on our consolidated statements of earnings.